Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Total
Balance at Jun. 30, 2021	$ 5,000		$ 14		$ 54,088,152		$ (58,199,466)	$ 1,085,204	$ (46,477)	$ (3,067,573)
Balance, shares at Jun. 30, 2021	500,000	1	14,055	1
Issuance of common stock for cash			$ 26		123,017	(23,758)				99,285
Issuance of common stock for cash, shares			25,663
Issuance of common stock for offering cost			$ 1		(1)
Issuance of common stock for offering cost, shares			1,000
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 97	$ 7	657,021					657,125
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			96,960	7,326
Issuance of common stock for services and accrued expenses			$ 26	$ 12	763,027					763,065
Issuance of common stock for services and accrued expenses, shares			25,857	12,271
Issuance of common stock for exercise of Series B warrants					625,001					625,001
Issuance of common stock for exercise of warrants, shares			16
Issuance of common stock for alternate cashless exercise of Series A warrants			$ 57		(57)
Issuance of common stock for alternate cashless exercise of warrants, shares			56,800
Reclassification of put premium upon debt conversion					335,677					335,677
Stock based compensation in connection with stock option grants					72,513					72,513
Foreign currency translation gain								149,345		149,345
Deemed dividend upon alternate cashless exercise of warrants					700,340		(700,340)
Net loss							(2,658,087)			(2,658,087)
Balance at Jun. 30, 2022	$ 5,000		$ 220	$ 20	57,364,690	(23,758)	(61,557,893)	1,234,549	(46,477)	(3,023,649)
Balance, shares at Jun. 30, 2022	500,000	1	220,351	19,598
Issuance of common stock for cash			$ 14		24,697	23,758				48,469
Issuance of common stock for cash, shares			14,337
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 5,061	$ 807	1,381,855					1,387,723
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			5,061,180	807,230
Issuance of common stock for exercise of Series B warrants					475,000					475,000
Issuance of common stock for exercise of warrants, shares			12	0
Issuance of common stock for alternate cashless exercise of Series A warrants			$ 560	$ 206	(766)
Issuance of common stock for alternate cashless exercise of warrants, shares			559,999	206,000
Reclassification of put premium upon debt conversion					411,111					411,111
Foreign currency translation gain								60,327		60,327
Deemed dividend upon alternate cashless exercise of warrants					466,273		(466,273)
Net loss							(2,660,566)			(2,660,566)
Retirement of Series A Preferred Stock	(5,000)				5,000
Retirement of Series A Preferred Stock, shares	(500,000)
Issuance of common stock for services			$ 79	$ 608	138,261					138,948
Issuance of common stock for services, shares			79,412	608,423
Issuance of common stock in connection with a note payable			$ 75		37,425					37,500
Issuance of common stock in connection with a note payable, shares			75,000
Issuance of common stock for issuable shares			$ 20	$ (20)
Issuance of common stock for issuable shares, shares			19,598	(19,598)
Warrant grant for settlement of accounts payable					5,551					5,551
Stock based compensation in connection with stock warrant grant					2,408					2,408
Fractional shares due to reverse split			$ 2		(2)
Fractional difference due to the reverse stock-split, shares			1,361
Balance at Jun. 30, 2023			$ 6,031	$ 1,621	$ 60,311,502		$ (64,684,732)	$ 1,294,876	$ (46,477)	$ (3,117,179)
Balance, shares at Jun. 30, 2023		1	6,031,250	1,621,653